Patent Finance Obligation - Schedule of Payments Expected (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 20,836
2015	19,556
2016	5,556
2017	5,556
2018 and thereafter	4,166
Total	$ 55,670